Cash and cash equivalents including restricted cash	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents including restricted cash [Abstract]
Cash and cash equivalents including restricted cash
13.	Cash and cash equivalents including restricted cash

	2025 US$’000	2024 US$’000
Cash at bank and on hand	103,609	195,271
Cash retained in the commercial pools	88,966	88,297
Restricted cash	10,000	13,542
	202,575	297,110
Less: Restricted cash	(10,000)	(13,542)
Cash and cash equivalents	192,575	283,568

Cash at bank and on hand includes fixed deposits placed in various financial institutions, which bear interest from 3.68% to 4.35% (2024: 4.00% to 5.48%), with varying periods to maturity.

For the financial years ended 2025 and 2024, the restricted cash represents amounts placed in debt service reserve accounts for sale and leaseback financing, and cash from FFA collateral accounts. This restricted cash is not available to finance the Group’s day to day operations. During the financial year 2025, the debt service reserve account for the sale and leaseback financing was fully released.

The cash retained in the commercial pools represents cash in the pool bank accounts that are opened in the name of the Group’s pool management company and can only be used for the operation of vessels within the commercial pools.